PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 228,880,000	$ 202,805,000
Less accumulated depreciation and amortization	90,784,000	84,328,000
Total premises and equipment	138,096,000	118,477,000
Operating Leases, Rent Expense	9,500,000	9,200,000	7,700,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,160,000	35,487,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	104,835,000	99,823,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	57,857,000	54,384,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,526,000	9,160,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 13,502,000	$ 3,951,000